Investment in Equity Investees (Tables)	6 Months Ended
Jun. 30, 2026
Investment in Equity Investees [Abstract]
Schedule of Equity Method Investments

As of June 30, 2026 and December 31, 2025, the carrying amounts of the Company’s equity method investments were as follows:

	As of
	June 30, 2026	December 31, 2025
Carlico	$4,550,000	$4,550,000
RGSB	-	-
	$4,550,000	$4,550,000

Schedule of recognized Share of Equity Method Investments

For the six months ended June 30, 2026 and 2025, the Company recognized the following share of results from its equity method investments:

	For the Six Months Ended June 30,
	2026	2025
Carlico	$-	$-
RGSB	730	-
	$730	$-